Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

The Company advanced loans to two of its executive officers in connection with their hiring. On July 1, 2010, the Company loaned the chief executive officer $115,000 at an annual interest rate of 2.72%. On March 10, 2011, the Company loaned the chief medical officer $100,000 at an annual interest rate of 2.44%. As of December 31, 2012, the loans and related accrued interest were paid in full.